Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Income - Parent [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Condensed Statement of Income Captions [Line Items]
Selling and marketing expense	$ 1,673,100
General and administrative expenses	1,984,035	3,201,282	529,970
Interest income	(3,407)	(1,886)	(9)
Interest expense	262,774	1,337,159
Income (Loss) from operations	3,916,502	4,536,555	529,961
Other income:
Share of (loss) gain of subsidiaries, consolidated VIE and VIE’s subsidiaries	(5,472,046)	(12,295,546)	1,307,998
(Loss) gain before income tax expense	(9,388,548)	(16,832,101)	778,037
Income tax expense
Net (loss) income	(9,388,548)	(16,832,101)	778,037
Foreign currency translation (loss) income	(405,772)	(1,596,992)	475,715
Total comprehensive income (loss)	$ (9,794,320)	$ (18,429,093)	$ 1,253,752